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                                    FORM N-14

    As filed with the Securities and Exchange Commission on December 27, 2001
                        Securities Act File No. 333-73704

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /
                         Pre-Effective Amendment No. / /

                        Post-Effective Amendment No. /1/

                            BNY HAMILTON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035

               (Address of Principal Executive Offices) (Zip Code)

                                 (614) 470-8000
                  (Registrant's Area Code and Telephone Number)

                                   Lisa Hurley
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                     (Name and Address of Agent for Service)

                                 With copies to:

John E. Baumgardner, Jr., Esq.         Steven R. Howard, Esq.
Sullivan & Cromwell                    Paul, Weiss, Rifkind, Wharton & Garrison
125 Broad Street                       1285 Avenue of the Americas
New York, NY 10004                     New York, NY 10019
                            ------------------------


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               Title of Securities Being Registered: Common Stock,
              $0.001 par value per share. No filing fee is required
                   because an indefinite number of shares have
                previously been registered pursuant to Rule 24f-2
                    under the Investment Company Act of 1940,
                                   as amended.

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                                EXPLANATORY NOTE

This Registration Statement is being filed pursuant to Rule 485(b) under the Securities Act of 1933 for the sole purpose of filing the attached exhibits, as contemplated by the registrant's undertaking in Pre-Effective Amendment No. 1 to this Registration Statement, filed on December 20, 2001.

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                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 27th day of December, 2001.

                                            BNY HAMILTON FUNDS, INC.


                                            By: /s/ Michael A. Grunewald
                                                --------------------------
                                                Michael A. Grunewald
                                                President

         As required by the Securities Act of 1933, the registrant certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this registration statement to be signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                                          TITLE                              DATE
---------                                                          -----                              ----

/s/ Edward L. Gardner*                                   Director and Chairman of               December 27, 2001
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Edward L. Gardner                                         the Board of Directors

/s/ James E. Quinn*                                              Director                       December 27, 2001
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James E. Quinn

/s/ Karen Osar*                                                  Director                       December 27, 2001
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Karen Osar

/s/ Kim Kelly*                                                   Director                       December 27, 2001
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Kim Kelly

/s/ William J. Tomko*                                        Chief Executive                    December 27, 2001
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William J. Tomko                                                 Officer

*By: /s/ Michael A. Grunewald
     --------------------------------------
     Michael A. Grunewald
     Attorney-in-Fact
     pursuant to a power
     of attorney


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                                  EXHIBIT INDEX



   EXHIBIT
    NUMBER                       DESCRIPTION
   -------      ---------------------------------------------------------

     (12)       (a)     Opinion and Consent of Sullivan & Cromwell, with respect
                        to the BNY Hamilton Intermediate Investment Grade Fund.

                (b) Opinion and Consent of Sullivan & Cromwell, with respect to the BNY Hamilton Equity Income Fund.

                (c) Opinion and Consent of Sullivan & Cromwell, with respect to the BNY Hamilton Intermediate New York Tax-Exempt Fund.